Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative financial instruments [abstract]
Details of derivative financial instruments

	As at 31 December
	2020	2019
Derivative financial assets
－Hedging instruments for cash flow hedge (fuel swap contracts)	184,458	82,367
－Hedging instruments for cash flow hedge (exchange forward contracts)	275	4,319
－Financial instruments at fair value through profit or loss (fuel swap contracts)	—	4,601

Total	184,733	91,287

Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	74,551	15,101
－Hedging instruments for cash flow hedge (exchange forward contracts)	3	1,275

Total non-current portion	74,554	16,376

Current portion	110,179	74,911

Derivative financial liabilities
－Hedging instruments for cash flow hedge (fuel swap contracts)	45,111	243,045
－Hedging instruments for cash flow hedge (exchange forward contracts)	68,853	42,082
－Hedging instruments for cash flow hedge (interest rate swap contracts)	181,037	162,594
－Financial instruments at fair value through profit or loss (fuel swap contracts)	—	2,987

Total	295,001	450,708

Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	10,358	39,684
－Hedging instruments for cash flow hedge (exchange forward contracts)	17,551	13,641
－Hedging instruments for cash flow hedge (interest rate swap contracts)	160,230	145,590
－Financial instruments at fair value through profit or loss (fuel swap contracts)	—	1,493

Total non-current portion	188,139	200,408

Total current portion	106,862	250,300

Analysis of contractual cash inflows/(outflows) of major derivative financial instruments

			Maturity
	Carrying	Contractual		Between 1 and
	amounts	cash flows	Within 1 year	5 years	After 5 years
As at 31 December 2020
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	184,458	184,458	109,907	74,551	—

Forward exchange contracts used for hedging
- inflows		304,090	302,424	1,666	—
- outflows		(303,780)	(302,120)	(1,660)	—

	275	310	304	6	—

Fuel derivatives that do not qualify as hedges (net settlement)	—	—	—	—	—

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	45,111	(45,111)	(34,753)	(10,358)	—

Forward exchange contracts used for hedging
- inflows		1,918,752	1,498,700	420,052	—
- outflows		(1,986,755)	(1,549,515)	(437,240)	—
	68,853	(68,003)	(50,815)	(17,188)	—
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	181,037	(230,534)	(37,564)	(69,890)	(123,080)

Fuel derivatives that do not qualify as hedges (net settlement)	—	—	—	—	—

13	Derivative financial instruments (continued)

The analysis of contractual cash inflows/(outflows) of major derivative financial instruments are as follows (continued):

			Maturity
	Carrying	Contractual		Between 1 and
	amounts	cash flows	Within 1 year	5 years	After 5 years
As at 31 December 2019
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	82,367	82,367	67,266	15,101	—

Forward exchange contracts used for hedging
- inflows		697,057	585,340	111,717	—
- outflows		(691,081)	(581,248)	(109,833)	—

	4,319	5,976	4,092	1,884	—

Fuel derivatives that do not qualify as hedges (net settlement)	4,601	4,601	4,601	—	—

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	243,045	(243,045)	(203,361)	(39,684)	—

Forward exchange contracts used for hedging
- inflows		2,702,992	2,042,062	660,930	—
- outflows		(2,738,635)	(2,067,617)	(671,018)	—
	42,082	(35,643)	(25,555)	(10,088)	—
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	162,594	(188,162)	(33,497)	(48,412)	(106,253)

Fuel derivatives that do not qualify as hedges (net settlement)	2,987	(2,987)	(1,493)	(1,494)	—